Consolidated Statement of Profit or Loss and Comprehensive Income € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 EUR (€) € / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 EUR (€) € / shares shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 EUR (€) € / shares shares
Consolidated Statement of Profit or Loss and Comprehensive Income
Other income	$ 5,761	€ 5,761	$ 1,495	€ 1,495	$ 1,828	€ 1,828
Research and development costs		(29,514)		(31,153)		(31,923)
General and administrative costs		(12,540)		(10,840)		(9,478)
Total operating costs		(42,054)		(41,993)		(41,401)
Operating result		(36,293)		(40,498)		(39,573)
Finance income and expense		(792)		(3,175)		470
Result before corporate income taxes		(37,085)		(43,673)		(39,103)
Corporate income taxes	$ (1)	(1)	$ (2)	(2)
Result for the year		(37,086)		(43,675)		(39,103)
Other comprehensive income		(28)		151		(16)
Items that are or may be reclassified to profit or loss
Foreign operations – foreign currency translation differences		(28)		151		(16)
Total comprehensive loss (attributable to equity holders of the Company)		(37,114)		(43,524)		(39,119)
Result attributable to
Owners of the Company		(36,894)		(43,637)		(39,103)
Non-controlling interests		(192)		(38)
Result for the year		€ (37,086)		€ (43,675)		€ (39,103)
Share information
Weighted average number of shares outstanding | shares	34,052,520	34,052,520	25,374,807	25,374,807	23,346,507	23,346,507
Earnings per share attributable to the equity holders of the Company (expressed in Euro per share)
Basic and diluted loss per share | € / shares		€ (1.08)		€ (1.72)		€ (1.67)